ING USA Annuity and Life Insurance Company and its Separate Account B
ING Rollover ChoiceSM Variable Annuity Contracts
Supplement dated May 1, 2009 to the Contract Prospectus dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

For contracts issued in the State of New Jersey, ING Joint LifePay Plus is not available for purchase on nonqualified contracts.

X.70600-09A	May 2009